SHARE OF ASSOCIATES AND JOINT VENTURES' PROFIT (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Loss before taxation	$ 1,589	$ 619	$ 445
Taxation	(625)	(250)	(212)
Profit (loss) after taxation from continuing operations	964	369	233
Share of associates and joint ventures’ profit (loss) (note 32)	278	168	122
Associates
Disclosure of associates [line items]
Impairment reversal of investments in associates	0	23	15
Joint ventures
Disclosure of associates [line items]
Profit on sale of joint ventures	19	0	0
Impairment reversal of investments in joint ventures (note 19)	0	6	14
Joint ventures | Associates
Disclosure of associates [line items]
Revenue	677	616	582
Operating costs and other expenses	(353)	(452)	(472)
Net interest received (paid)	5	10	(8)
Loss before taxation	348	174	102
Taxation	(70)	(35)	(9)
Profit (loss) after taxation from continuing operations	278	139	93
Sadiola
Disclosure of associates [line items]
Profit on sale of joint ventures	14
Impairment reversal of investments in associates	0	$ 6	$ 14
Morila
Disclosure of associates [line items]
Profit on sale of joint ventures	4
Chuscal
Disclosure of associates [line items]
Profit on sale of joint ventures	$ 1